As filed with the Securities and Exchange Commission on Date: April 5, 2018

1933 Act Registration No. 333-212580

1940 Act Registration No. 811-23173

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

  __________________________________________________________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 2	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 2	[X]

(Check appropriate box or boxes)

STATE FUNDS

(Exact Name of Registrant as Specified in Charter)

(Symbol: STATX)

___________________________________________________________________

New York Alaska ETF Management LLC

5550 Painted Mirage Road, Suite 320

Las Vegas, Nevada, 89149

 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-523-8382

___________________________________________________________________

Copies to:

Ofer Abarbanel, CEO State Funds 5550 Painted Mirage Road, Suite 320 Las Vegas, Nevada, 89149 New York Alaska ETF Management LLC 4332 Natoma Ave Woodland Hills, CA, 91364	Adv. Robert K Lu, Managing Partner Ritchie Litigaton Law Offices US Bank Tower 633 West Fifth Street, Suite 6780 Los Angeles, CA 90071
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California on the 5th day of April, 2018.

State Trust

By:  /s/ Ofer Abarbanel

Ofer Abarbanel

Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Ofer Abarbanel

Trustee

April 5, 2018

Ofer Abarbanel

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase